Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Plan Termination [Line Items]
Plan Termination

Note 8—Plan Termination

In the event of termination of the Plan, participants and beneficiaries of deceased participants would be vested with respect to, and would receive, within a reasonable time, any funds in their accounts as of the date of the termination.